Innovator International Developed Managed Floor ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Advertising - 0.0% (a)
Dentsu Group, Inc. (b)	2,100	$ 46,755

Aerospace/Defense - 3.4%
Airbus SE	2,061	479,473
BAE Systems PLC	14,518	409,117
IHI Corp.	5,500	97,669
Leonardo SpA	2,193	139,076
MTU Aero Engines AG	357	148,608
Rheinmetall AG	187	245,274
Rolls-Royce Holdings PLC	35,600	703,204
Saab AB	1,925	120,646
Safran SA	1,547	602,318
Thales SA	459	129,860
		3,075,245

Agriculture - 0.6%
British American Tobacco PLC	9,656	593,852

Airlines - 0.4%
International Consolidated Airlines Group SA	25,143	146,139
Japan Airlines Co. Ltd.	5,400	99,810
Ryanair Holdings PLC	5,253	146,623
		392,572

Apparel - 1.2%
adidas AG	952	174,595
Hermes International SCA	153	269,596
Kering SA	357	116,734
LVMH Moet Hennessy Louis Vuitton SE	994	543,403
		1,104,328

Auto Manufacturers - 2.5%
Daimler Truck Holding AG	3,893	219,207
Ferrari NV	595	232,825
Geely Automobile Holdings Ltd.	14,163	35,761
Honda Motor Co. Ltd.	18,500	188,863
Mercedes-Benz Group AG	4,556	244,954
Stellantis NV (b)	10,135	57,861
Toyota Motor Corp.	46,300	891,833
Volvo AB - Class A	1,788	68,446
Volvo AB - Class B	8,554	326,648
		2,266,398

Auto Parts & Equipment - 0.8%
Koito Manufacturing Co. Ltd.	10,200	172,739
NGK Corp.	6,800	238,902
Niterra Co. Ltd.	3,400	201,042
Sumitomo Electric Industries Ltd.	11,900	163,226
		775,909

Banks - 16.8%

ANZ Group Holdings Ltd.	15,513	406,514
Banca Monte dei Paschi di Siena SpA	12,835	170,828
Banco Bilbao Vizcaya Argentaria SA	24,657	686,532
Banco Santander SA	63,223	896,026
Barclays PLC	67,534	462,326
BAWAG Group AG (c)	1,003	202,181
BNP Paribas SA	4,675	589,841
Commerzbank AG	3,366	145,886
Commonwealth Bank of Australia	7,038	877,556
DBS Group Holdings Ltd.	10,200	588,101
Deutsche Bank AG	9,147	335,455
First International Bank Of Israel Ltd.	1,415	109,239
Fukuoka Financial Group, Inc.	5,100	235,742
HSBC Holdings PLC	72,267	1,532,712
ING Groep NV	13,770	482,263
Intesa Sanpaolo SpA	75,786	570,172
Kyoto Financial Group, Inc.	6,800	189,490
Lloyds Banking Group PLC	277,508	428,355
Mebuki Financial Group, Inc.	22,100	207,780
Mitsubishi UFJ Financial Group, Inc.	41,000	919,523
Mizuho Financial Group, Inc.	9,800	502,664
National Australia Bank Ltd.	12,002	348,396
NatWest Group PLC	40,205	381,879
Nordea Bank Abp	19,448	391,578
Powszechna Kasa Oszczednosci Bank Polski SA	7,956	237,868
Resona Holdings, Inc.	10,600	145,894
Shizuoka Financial Group, Inc.	10,200	203,712
Societe Generale SA	3,332	311,713
SpareBank 1 SMN	7,055	146,036
SpareBank 1 Sor-Norge ASA	7,463	166,820
Standard Chartered PLC	8,466	249,281
Sumitomo Mitsui Financial Group, Inc.	13,600	582,009
UBS Group AG	12,652	665,401
UniCredit SpA	6,023	565,538
Westpac Banking Corp.	15,470	411,471
		15,346,782

Beverages - 0.9%
Anheuser-Busch InBev SA	5,015	433,904
Diageo PLC	12,495	274,844
Endeavour Group Ltd./Australia	54,451	133,088
		841,836

Biotechnology - 0.6%
Argenx SE - ADR (b)	187	159,664
BioNTech SE - ADR (b)	774	70,396
CSL Ltd.	2,295	198,360
Genmab AS (b)	425	121,578
		549,998

Building Materials - 1.4%
Cie de Saint-Gobain SA	2,584	241,647
Daikin Industries Ltd.	1,700	248,714
Heidelberg Materials AG	663	122,813
Kingspan Group PLC	1,666	153,824
Lixil Corp.	11,900	129,669
Mitsubishi Electric Corp.	10,200	378,725
		1,275,392

Chemicals - 1.9%
Air Liquide SA	2,992	587,694
DSM-Firmenich AG	2,040	219,174
Givaudan SA	51	203,609
Novonesis Novozymes B	2,414	156,803
Resonac Holdings Corp.	1,300	112,058
Shin-Etsu Chemical Co. Ltd.	8,500	309,625
Tosoh Corp.	10,200	173,636
		1,762,599

Commercial Services - 1.3%
Adyen NV (b)(c)	122	123,088
Atlas Arteria Ltd.	32,914	116,280
Persol Holdings Co. Ltd.	76,500	126,743
Recruit Holdings Co. Ltd.	6,800	535,971
RELX PLC	9,116	319,823
		1,221,905

Computers - 0.6%
BayCurrent, Inc.	1,200	53,803
Capgemini SE	952	112,271
Fujitsu Ltd.	6,500	149,370
NEC Corp.	5,100	151,823
Nomura Research Institute Ltd.	1,500	44,145
		511,412

Cosmetics/Personal Care - 1.2%
Beiersdorf AG	918	85,257
L'Oreal SA	1,020	454,109
Unicharm Corp.	13,800	87,233
Unilever PLC	6,834	436,207
		1,062,806

Distribution/Wholesale - 1.7%
ITOCHU Corp.	23,500	297,246
Marubeni Corp.	6,800	222,118
Mitsubishi Corp.	15,800	473,926
Mitsui & Co. Ltd.	11,300	350,373
Sojitz Corp.	5,100	172,354
		1,516,017

Diversified Financial Services - 1.1%
Hong Kong Exchanges & Clearing Ltd.	6,800	354,326
Japan Exchange Group, Inc.	11,900	163,861
London Stock Exchange Group PLC	2,550	288,191
Nordnet AB publ	4,420	169,109
		975,487

Electric - 3.2%
A2A SpA	46,138	120,448
Contact Energy Ltd.	30,804	164,728
EDP SA	37,553	193,134
Enel SpA	42,245	476,280
Enlight Renewable Energy Ltd. (b)	3,130	265,761
Fortum Oyj	6,256	141,977
Iberdrola SA	29,569	702,525

National Grid PLC	27,625	442,399
Orsted AS (b)(c)	2,656	59,279
RWE AG	4,352	286,311
Tokyo Electric Power Co. Holdings, Inc. (b)	18,600	60,744
		2,913,586

Electrical Components & Equipment - 2.6%
ABB Ltd.	8,092	795,347
Brother Industries Ltd.	6,800	171,297
Fujikura Ltd.	10,200	267,260
Furukawa Electric Co. Ltd.	5,300	104,685
Prysmian SpA	1,581	218,646
Schneider Electric SE	2,465	821,336
		2,378,571

Electronics - 1.4%
Azbil Corp.	13,600	142,256
Hoya Corp.	1,700	263,448
Ibiden Co. Ltd.	1,300	135,940
Murata Manufacturing Co. Ltd.	10,200	475,071
TDK Corp.	11,900	224,809
		1,241,524

Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS	5,576	149,812

Engineering & Construction - 1.3%
Ackermans & van Haaren NV	493	152,696
Cellnex Telecom SA (c)	4,420	136,645
Infrastrutture Wireless Italiane SpA (c)	14,212	105,059
Keppel Ltd.	23,800	212,639
Shimizu Corp.	5,500	82,193
Taisei Corp.	1,300	106,670
Vinci SA	2,805	395,505
		1,191,407

Entertainment - 0.3%
Genting Singapore Ltd.	217,600	107,630
Oriental Land Co. Ltd./Japan	8,500	169,066
		276,696

Food - 3.3%
AAK AB	4,590	98,825
Aeon Co. Ltd.	3,600	30,839
Ajinomoto Co., Inc.	6,800	212,040
Axfood AB	4,624	117,927
China Mengniu Dairy Co. Ltd.	68,000	163,895
Danone SA	3,128	242,999
Kesko Oyj - Class B	7,004	173,901
Nestle SA	11,492	1,150,692
Nisshin Seifun Group, Inc.	11,900	150,408
Seven & i Holdings Co. Ltd.	11,900	157,620
Strauss Group Ltd.	4,641	175,507
Tesco PLC	36,465	240,211
WH Group Ltd. (c)	127,500	137,392
		3,052,256

Food Service - 0.3%
Compass Group PLC	8,772	278,160

Forest Products & Paper - 0.1%
Holmen AB - Class B	3,434	116,266

Gas - 0.3%
Hong Kong & China Gas Co. Ltd.	153,000	137,165
Naturgy Energy Group SA	4,165	138,777
		275,942

Hand/Machine Tools - 0.2%
Amada Co. Ltd.	11,900	208,292

Healthcare-Products - 1.3%
Alcon AG	3,519	240,878
Coloplast AS - Class B	1,259	83,213
EssilorLuxottica SA	433	81,727
FUJIFILM Holdings Corp.	6,800	161,090
Getinge AB - Class B	5,610	139,603
Koninklijke Philips NV	6,433	168,310
Sectra AB - Class B	1,316	36,859
Sysmex Corp.	6,600	66,280
Terumo Corp.	11,900	173,689
		1,151,649

Healthcare-Services - 0.4%
ICON PLC (b)	501	81,946
Lonza Group AG	425	295,328
		377,274

Home Builders - 0.1%
Haseko Corp.	7,000	122,217

Home Furnishings - 0.9%
Panasonic Holdings Corp.	11,900	320,173
Sony Group Corp.	22,000	523,247
		843,420

Household Products/Wares - 0.3%
Reckitt Benckiser Group PLC	3,454	243,567

Insurance - 5.5%
AIA Group Ltd.	51,000	515,424
Allianz SE	1,928	959,397
AXA SA	9,435	487,843
Daiichi Life Group, Inc.	20,400	245,799
Medibank Pvt Ltd.	41,242	149,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	714	428,983
Powszechny Zaklad Ubezpieczen SA	7,820	148,487
Prudential PLC	16,456	247,146
Sompo Holdings, Inc.	5,100	227,831
Storebrand ASA	8,109	172,197
Swiss Re AG	1,496	249,349
Tokio Marine Holdings, Inc.	8,500	433,154
Unipol Assicurazioni SpA	5,763	179,491
Zurich Insurance Group AG	816	621,090

		5,065,947

Internet - 0.7%
CyberAgent, Inc.	13,600	124,320
M3, Inc.	3,400	38,041
Prosus NV	4,970	228,529
Sea Ltd. - ADR (b)	876	93,504
SEEK Ltd.	3,961	40,868
Trend Micro, Inc./Japan	1,300	51,771
Wix.com Ltd. (b)	324	17,830
		594,863

Investment Companies - 0.9%
Investor AB (b)	11,288	486,307
Investor AB - Class A (b)	2,589	109,639
IREN Ltd. (b)	672	24,730
L E Lundbergforetagen AB - Class B	2,618	156,833
		777,509

Iron/Steel - 0.4%
BlueScope Steel Ltd.	2,873	66,024
JFE Holdings, Inc.	10,000	114,147
Mineral Resources Ltd. (b)	785	31,967
voestalpine AG	3,247	168,038
		380,176

Leisure Time - 0.4%
Amadeus IT Group SA	2,924	179,447
Yamaha Motor Co. Ltd.	18,700	157,727
		337,174

Machinery-Construction & Mining - 1.8%
Hitachi Ltd.	18,700	618,577
Komatsu Ltd.	3,600	158,131
Mitsubishi Heavy Industries Ltd.	13,600	321,497
Siemens Energy AG	2,788	472,948
Weir Group PLC	2,365	83,896
		1,655,049

Machinery-Diversified - 0.8%
Atlas Copco AB - Class A	3,723	78,480
Atlas Copco AB - Class B	11,526	212,458
Ebara Corp.	5,100	178,023
FANUC Corp.	5,100	228,535
		697,496

Media - 0.1%
Nippon Television Holdings, Inc.	3,000	54,941

Metal Fabricate/Hardware - 0.2%
SKF AB - Class B	5,134	138,736

Mining - 2.8%
Anglo American PLC	5,508	276,705
BHP Group Ltd.	22,321	945,490
Glencore PLC	53,652	392,058
Lynas Rare Earths Ltd. (b)	5,799	57,388

Northern Star Resources Ltd.	5,917	82,701
PLS Group Ltd. (b)	9,371	27,314
Rio Tinto Ltd.	2,754	329,929
Rio Tinto PLC	4,592	443,330
Zijin Gold International Co. Ltd.	988	14,892
		2,569,807

Miscellaneous Manufacturing - 1.5%
ALS Ltd.	9,265	140,622
Orica Ltd.	9,418	154,256
Siemens AG	3,303	1,074,145
		1,369,023

Office-Business Equipment - 0.4%
Canon, Inc.	6,800	189,106
Seiko Epson Corp.	11,900	220,474
		409,580

Oil & Gas - 3.8%
Aker BP ASA	5,032	177,474
Ampol Ltd.	6,477	181,510
BP PLC	60,996	453,522
ORLEN SA	5,041	199,356
Shell PLC	26,180	1,192,066
TotalEnergies SE	9,758	857,972
Var Energi ASA	37,723	187,736
Woodside Energy Group Ltd.	8,976	207,727
		3,457,363

Pharmaceuticals - 7.0%
AstraZeneca PLC	6,307	1,072,160
Bayer AG	4,896	270,670
Chugai Pharmaceutical Co. Ltd.	3,200	139,315
CSPC Pharmaceutical Group Ltd.	28,326	30,993
Daiichi Sankyo Co. Ltd.	8,000	129,000
GSK PLC	18,666	485,188
Novartis AG	8,364	1,308,797
Novo Nordisk AS - Class B	10,782	508,667
Ono Pharmaceutical Co. Ltd.	10,200	152,720
Roche Holding AG	275	121,890
Roche Holding AG	2,975	1,300,241
Sanofi SA	4,794	410,757
Sino Biopharmaceutical Ltd.	127,500	81,785
Sumitomo Pharma Co. Ltd. (b)	1,800	14,108
Teva Pharmaceutical Industries Ltd. (b)	5,440	193,109
UCB SA	680	174,391
		6,393,791

Private Equity - 0.6%
3i Group PLC	4,556	175,599
CVC Capital Partners PLC (c)	8,177	136,511
EQT AB	3,706	125,747
ICG PLC	5,134	130,443
		568,300

Real Estate - 1.1%
Big Shopping Centers Ltd.	561	126,026
Castellum AB	11,560	162,191

Nomura Real Estate Holdings, Inc.	23,800	137,516
Sumitomo Realty & Development Co. Ltd.	6,300	142,559
Swire Properties Ltd.	47,600	145,078
Tokyu Fudosan Holdings Corp.	15,300	128,425
UOL Group Ltd.	20,400	157,314
		999,109

Retail - 3.1%
Cie Financiere Richemont SA	2,448	577,620
Fast Retailing Co. Ltd.	900	441,959
Industria de Diseno Textil SA	5,695	369,816
JB Hi-Fi Ltd.	2,057	118,367
Marui Group Co. Ltd.	6,800	126,733
McDonald's Holdings Co. Japan Ltd.	3,400	172,536
Pan Pacific International Holdings Corp.	22,100	125,223
Sundrug Co. Ltd.	5,100	121,074
USS Co. Ltd.	13,600	172,322
Wesfarmers Ltd.	6,681	419,313
Yamada Holdings Co. Ltd.	44,200	197,953
		2,842,916

Semiconductors - 6.0%
Advantest Corp.	3,300	673,575
ASM International NV	340	313,419
ASML Holding NV	1,553	2,562,633
Infineon Technologies AG	6,290	446,303
Kioxia Holdings Corp. (b)	1,300	379,651
Renesas Electronics Corp.	10,200	220,496
Tokyo Electron Ltd.	1,700	592,558
Tower Semiconductor Ltd. (b)	1,275	281,885
		5,470,520

Software - 1.6%
Koei Tecmo Holdings Co. Ltd.	4,700	47,509
Monday.com Ltd. (b)	361	31,461
Nebius Group NV (b)	808	153,851
OBIC Business Consultants Co. Ltd.	1,200	60,315
Oracle Corp. Japan	1,200	66,939
SAP SE	4,488	814,207
Square Enix Holdings Co. Ltd.	3,000	52,087
Technology One Ltd.	5,780	124,873
Xero Ltd. (b)	1,734	85,251
		1,436,493

Telecommunications - 3.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	65,229	155,971
Deutsche Telekom AG	13,385	412,107
HKT Trust & HKT Ltd.	85,000	143,842
KDDI Corp.	17,000	311,867
Nokia Oyj	28,560	261,497
NTT, Inc.	319,600	305,901
SoftBank Group Corp.	13,600	449,276
Tele2 AB - Class B	8,500	147,146
Telefonaktiebolaget LM Ericsson - Class B	16,218	159,494
Telia Co. AB	32,810	151,944
Telstra Group Ltd.	87,108	307,126
		2,806,171

Toys/Games/Hobbies - 0.2%
Nintendo Co. Ltd.		3,300		159,150

Transportation - 1.4%
Aurizon Holdings Ltd.		73,848		217,323
Central Japan Railway Co.		3,100		77,644
Deutsche Post AG		5,236		347,962
DSV AS		952		205,955
Kintetsu Group Holdings Co. Ltd.		8,500		184,921
MTR Corp. Ltd.		24,080		101,705
Tobu Railway Co. Ltd.		8,500		165,275
				1,300,785
TOTAL COMMON STOCKS (Cost $82,284,450)				87,624,831

PURCHASED OPTIONS - 1.0% (b)	Notional Amount	Contracts		Value
Put Options - 1.0%
iShares MSCI EAFE ETF (d)(e)(f)
Expiration: 09/30/2026; Exercise Price: $83.00	22,340,728	2,116		22,938
Expiration: 12/31/2026; Exercise Price: $86.50	22,340,728	2,116		137,963
Expiration: 03/31/2027; Exercise Price: $87.00	22,351,286	2,117		246,736
Expiration: 06/30/2027; Exercise Price: $93.25	21,738,922	2,059		495,416
TOTAL PURCHASED OPTIONS (Cost $2,064,352)				903,053

REAL ESTATE INVESTMENT TRUSTS - 0.9%		Shares		Value
REITS - 0.9%
GPT Group		36,635		132,255
Japan Metropolitan Fund Invest		204		151,054
Japan Real Estate Investment Corp.		204		156,435
Keppel REIT		2,867		2,055
Mapletree Industrial Trust		85,000		127,785
Mapletree Logistics Trust		132,600		128,076
Warehouses De Pauw CVA		5,032		129,223
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $845,762)				826,883

TOTAL INVESTMENTS - 97.9% (Cost $85,194,564)				89,354,767
Money Market Deposit Account - 1.4% (g)				1,288,411
Other Assets in Excess of Liabilities - 0.7%			0.00725	661,676
TOTAL NET ASSETS - 100.0%				$ 91,304,854

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $900,155 or 1.0% of the Fund’s net assets.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator International Developed Managed Floor ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
iShares MSCI EAFE ETF (a)(b)
Expiration: 08/07/2026; Exercise Price: $106.50	$ (47,088,680)	(4,460)	$ (212,787)
Expiration: 08/14/2026; Exercise Price: $108.25	(42,126,420)	(3,990)	(107,730)
TOTAL WRITTEN OPTIONS (Premiums received $231,343)			$ (320,517)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator International Developed Managed Floor ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 87,624,831	$ –	$ –	$ 87,624,831
Purchased Options	–	903,053	–	903,053
Real Estate Investment Trusts	826,883	–	–	826,883
Total Investments	$ 88,451,714	$ 903,053	$ –	$ 89,354,767

Liabilities:
Investments:
Written Options	$ –	$ (320,517)	$ –	$ (320,517)
Total Investments	$ –	$ (320,517)	$ –	$ (320,517)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 87,624,831	96.0%
Purchased Options	903,053	1.0
Real Estate Investment Trusts	826,883	0.9
Written Options	(320,517)	(0.4)
Money Market Deposit Account	1,288,411	1.4
Other Assets in Excess of Liabilities	982,193	1.1
	$ 91,304,854	100.0%